Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Acquisition And Integration Charges [Line Items]
Restructuring charge		$ 0	$ 0	$ 1.4